Segment disclosures (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Disclosure of geographical areas assets and liabilities [Table Text Block]

	Canada	USA	Total
As at December 31, 2021
Total assets	$2,421,420	$8,014,757	$10,436,177
Non-current assets	$601,822	$8,014,991	$8,616,813
As at December 31, 2020
Total assets	$4,393,114	$6,401,819	$10,794,933
Non-current assets	$-	$6,401,819	$6,401,819

Disclosure of geographical areas profit and losses [Table Text Block]
	Canada	USA	Total
Year ended December 31, 2021
Operating loss for the year	$(9,273,058)	$(52,168)	$(9,325,226)
Loss for the year	(9,273,058)	(52,168)	(9,325,226)
Year ended December 31, 2020
Operating loss for the year	$(3,043,530)	$(101,609)	$(3,145,139)
Loss for the year	(3,043,530)	(101,609)	(3,145,139)

Disclosure of operating segments [Table Text Block]
	As at December 31, 2021				As at December 31, 2020
	Real Estate	Renewable Energy	Corporate	Total	Real Estate	Renewable Energy	Corporate	Total
Assets
Total assets	1,851,487	6,163,504	2,421,420	10,436,177	701,983	5,699,836	4,393,114	10,794,933
Non-current, non- financial assets	1,851,487	6,163,504	-	8,014,991	701,983	5,699,836	-	6,401,819
Loss
Loss	(294,282)	(2,063)	(9,028,881)	(9,325,226)	(251,275)	(89,000)	(2,804,864)	(3,145,139)